Other non-current liabilities	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Other non-current liabilities
Other non-current liabilities

Other non-current liabilities are comprised of the following:

(In US$ millions)	December 31, 2013	December 31, 2012
Accrued pension liabilities	58	55
Deferred mobilization revenues	311	225
Intangible liabilities - unfavorable contracts (1)	268	—
Derivative financial instruments (2)	250	—
Other non-current liabilities	11	8
Total other non-current liabilities	898	288

(1) Intangible liabilities represent the estimated fair values of acquired unfavorable drilling contracts. See Note 12 and 21 to the consolidated financial statements included herein.
(2) Derivative financial instruments represent liabilities associated with other derivative arrangements. See Note 32 to the consolidated financial statements included herein.